Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Restatement of Previously Issued Financial Statements

NOTE 2  — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has followed ASC 480, “Distinguishing Liabilities from Equity,” in accounting for the redeemable Class A ordinary shares. This included recording the redeemable Class A ordinary shares in temporary equity on the balance sheet. However, the Company maintained shareholders’ equity of at least $5,000,001 as the Company will not redeem Class A ordinary shares that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions.

In September 2021, the Company's management re-evaluated and ultimately concluded that the classification of $5,000,001 in permanent equity was not appropriate and that the Public Shares should be reclassified as temporary equity. In connection with the preparation of the financial statements as of and for the three and nine months ended September 30, 2021 that were included in the Q3 Form 10-Q, the Company concluded that it would change its accounting and reflect the full amount of all redeemable Public Shares in temporary equity. This was a change from the Company’s previous accounting practice whereby it maintained shareholders’ equity of at least $5,000,001 as the Company will not redeem Public Shares that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions. In connection with the change in presentation for the Public Shares subject to possible redemption, the Company also revised its earnings per share to allocate net income (loss) evenly to all Public Shares and Class B ordinary shares.

On November 23, 2021, the Company’s management and the Audit Committee concluded that the Company’s previously issued financial statements for the Affected Periods, in each case, should be restated to classify all of the Public Shares as temporary equity and should no longer be relied upon. As a result, the Company is restating its financial statements for the Affected Periods in a Form 10-K/A for the Post-IPO Balance Sheet and the Company's audited financial statements included in the 2020 Form 10-K/A and in a Form 10-Q/A for the unaudited condensed financial statements for the periods ended March 31, 2021 and June 30, 2021.

Impact of the Restatement

The following tables summarize the effect of the restatement on each of the line items in the financial statements as of the dates and for the periods, indicated:

	As Previously
	Reported	Adjustment	As restated
Balance sheet as of March 31, 2021
Total assets	$818,433,672	$—	$818,433,672
Total liabilities	$85,269,207	$—	$85,269,207
Class A ordinary shares subject to redemption	$728,164,460	$88,645,540	$816,810,000
Shareholders' equity (deficit)
Class A ordinary shares	443	(443)	—
Class B ordinary shares	1,021	—	1,021
Additional paid-in capital	4,387,203	(4,387,203)	—
Retained earnings (accumulated deficit)	611,338	(84,257,894)	(83,646,556)
Total shareholders' equity (deficit)	$5,000,005	$(88,645,540)	$(83,645,535)
Total liabilities, Class A ordinary shares subject to redemption and shareholders' equity (deficit)	$818,433,672	$—	$818,433,672

	As Previously
Statement of Operations – Three Months ended March 31, 2021	Reported	Adjustments	As restated
Net income	$20,283,146	—	$20,283,146
Basic and diluted weighted average shares outstanding, Class A ordinary shares	81,681,000	81,681,000
Basic and diluted net income per share of Class A ordinary shares	$0.00	$0.20	$0.20
Weighted average number of shares of shares outstanding, Class A ordinary shares	20,420,250	—	20,420,250
Basic and diluted net income per share of Class B ordinary shares	$0.99	$(0.79)	$0.20

	As Previously
	Reported	Adjustment	As restated
Balance sheet June 30, 2021
Total assets	$818,575,847	$—	$818,575,847
Total liabilities	$84,092,934	$—	$84,092,934
Class A ordinary shares subject to redemption	$729,482,910	$87,327,090	$816,810,000
Shareholders’ equity (deficit)
Class A ordinary shares	437	(437)	—
Class B ordinary shares	1,021	—	1,021
Additional paid-in capital	3,068,759	(3,068,759)	—
Retained earnings (accumulated deficit)	1,929,786	(84,257,894)	(82,328,108)
Total shareholders’ equity (deficit)	$5,000,003	$(87,327,090)	$(82,327,087)
Total liabilities, Class A ordinary shares subject to redemption and shareholders’ equity (deficit)	$818,575,847	$—	$818,575,847

	As Previously
Statement of Operations – Three Months ended June 30, 2021	Reported	Adjustments	As restated
Net income	$1,318,448	—	$1,318,448
Basic and diluted weighted average shares outstanding, Class A ordinary shares	81,681,000		81,681,000
Basic and diluted net income per share of Class A ordinary shares	$0.00	$0.01	$0.01
Weighted average number of shares of shares outstanding, Class A ordinary shares	20,420,250	—	20,420,250
Basic and diluted net income per share of Class B ordinary shares	$0.06	$(0.05)	$0.01

	As Previously
Statement of Operations – Six Months ended June 30, 2021	Reported	Adjustments	As restated
Net income	$21,601,594	—	$21,601,594
Basic and diluted weighted average shares outstanding, Class A ordinary shares	81,681,000		81,681,000
Basic and diluted net income per share of Class A ordinary shares	$0.00	$0.21	$0.21
Weighted average number of shares of shares outstanding, Class A ordinary shares	20,420,250	—	20,420,250
Basic and diluted net income per share of Class B ordinary shares	$1.05	$(0.84)	$0.21

2. Restatement of Previously Issued Financial Statements

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants (the “Warrant Agreement”) includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the Warrant Agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of shares, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC together issued the Staff Statement. Specifically, the Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the Warrant Agreement.

In consideration of the Staff Statement, the Company’s management further evaluated the Warrants under ASC Subtopic 815-40, “Contracts in Entity’s Own Equity”. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statement as of October 6, 2020 and December 31, 2021. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants and recognize changes in fair value from the prior period in the Company’s operating results for the current period.

The Company has followed ASC 480 in accounting for its Public Shares. This included recording the Public Shares in permanent equity on its balance sheet. However, the Company maintained shareholders’ equity of at least $5,000,001 as the Company will not redeem Public Shares that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions.

In September 2021, the Company’s management re-evaluated and ultimately concluded that the classification of $5,000,001 in permanent equity was not appropriate and that the Public Shares should be reclassified as temporary equity. In connection with the preparation of the financial statements as of and for the three and nine months ended September 30, 2021 that were included in the Company’s Q3 Form 10-Q, the Company concluded that it would change its accounting and reflect the full amount of all redeemable Public Shares in temporary equity. This was a change from the Company’s previous accounting practice whereby it maintained shareholders’ equity of at least $5,000,001 as the Company will not redeem Public Shares that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions. In connection with the change in presentation for the Public Shares subject to possible redemption, the Company also revised its earnings per share to allocate net income (loss) evenly to all Public Shares and Class B ordinary shares.

On November 23, 2021, the Company’s management and the Audit Committee concluded that the Company’s previously issued financial statements for the Affected Periods, in each case, should be restated to classify all of the Public Shares as temporary equity and should no longer be relied upon. As a result, the Company is restating its financial statements for the Affected Periods herein for the Post-IPO Balance Sheet and the Company’s audited financial statements included in the First Amended Filing and in a Form 10-Q/A for the unaudited condensed financial statements for the periods ended March 31, 2021, June 30, 2021 and September 30, 2021.

Impact of the Restatement

The change in the carrying value of the redeemable shares of Class A ordinary shares subject to possible redemption in the Post-IPO Balance Sheet resulted in a decrease of approximately $7.2 million in additional paid-in capital and an increase of approximately $144.4 million to accumulated deficit, as well as a reclassification of 15,155,185 Class A ordinary shares from permanent equity to temporary equity as presented below.

	As Reported
	As Previously
	Restated in the		As
	First Amended Filing	Adjustments	Restated
Balance sheet as of October 6, 2020
Total assets	$751,199,121	$—	$751,199,121
Total liabilities	$80,940,965	$—	$80,940,965
Class A ordinary shares subject to redemption	665,258,150	$151,551,850	$816,810,000
Shareholders’ equity (deficit)
Class A ordinary shares	424	$(424)	$—
Class B ordinary shares	1,078	$—	$1,078
Additional paid-in capital	7,192,687	$(7,192,687)	$—
Accumulated deficit	(2,194,183)	$(144,358,739)	$(146,552,922)
Total shareholders’ equity (deficit)	$5,000,006	$(151,551,850)	$(146,551,844)
Total liabilities, temporary equity and shareholders’ equity (deficit)	$751,199,121	$—	$751,199,121

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

	As Reported
	As Previously
	Restated in the		As
	First Amended Filing	Adjustments	Restated
Balance sheet December 31, 2020
Total assets	$818,368,660	$—	$818,368,660
Total liabilities	$105,487,341	$—	$105,487,341
Class A ordinary shares subject to redemption	707,881,310	$108,928,690	$816,810,000
Shareholders’ equity (deficit)
Class A ordinary shares	545	(545)	—
Class B ordinary shares	1,021	—	1,021
Additional paid-in capital	24,670,251	(24,670,251)	—
Accumulated deficit	(19,671,808)	(84,257,894)	(103,929,702)
Total shareholders’ equity (deficit)	$5,000,009	$(108,928,690)	$(103,928,681)
Total liabilities, temporary equity and shareholders’ equity (deficit)	$818,368,660	$—	$818,368,660

	As Reported
	As Previously
	Restated in the		As
Statement of Operations as of December 31, 2020	First Amended Filing	Adjustments	Restated
Net loss	(19,641,760)	—	(19,641,760)
Basic and diluted weighted average shares outstanding, Class A ordinary shares	78,961,988	(60,133,462)	18,828,526
Basic and diluted net income (loss) per share of Class A ordinary shares	$0.00	$(0.52)	$(0.52)
Weighted average number of shares of shares outstanding, Class A ordinary shares	18,983,377	—	18,983,377
Basic and diluted net loss per share of Class B ordinary shares	$(1.04)	$0.52	$(0.52)